SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 24 - SUBSEQUENT EVENTS
On July 17, 2023, the Company signed a binding agreement for the sale of Constellium Extrusions Deutschland GmbH for a total cash consideration of €48.8 million.
On July 20, 2023, the Company redeemed $50 million out of the $300 million outstanding aggregate principal amount of its 5.875% Senior Notes due 2026.